Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of financial instruments [text block] [Abstract]
Schedule of financial assets and liabilities subject to foreign currency risk
	Consolidated Entity
	2021	2020
	A$	A$
Cash and cash equivalents (USD)	21,523,678	5,403,402
Cash and cash equivalents (€EUR)	-	-
Cash and cash equivalents (£GBP)	442	430
Trade and other payables (USD)	(819,812)	(562,710)
Trade and other payables (€EUR)	(1,901)	(12,245)
Trade and other payables (£GBP)	(124,863)	(4,337)
Total exposure	20,577,544	4,824,540

Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities
June 30, 2021	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	Total (A$)	Average Interest Rate
		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	3,231,661	3,192,713	-	21,691,142	28,115,516	0.01%
Trade and other receivables	-	-	-	4,277,677	4,277,677

Total Financial Assets	3,231,661	3,192,713	-	25,968,819	32,393,193	0.01%

Financial Liabilities
Trade and other payables	-	-	-	(2,502,509)	(2,502,509)
Lease liabilities	-	(27,746)	(37,903)	-	(65,649)

Total Financial Liabilities	-	(27,746)	(37.903)	(2,502,509)	(2,568,158)

June 30, 2020	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	Total (A$)	Average Interest Rate
		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	3,532,485	192,713	-	5,471,694	9,196,892	0.24%
Trade and other receivables	-	-	-	61,711	61,711

Total Financial Assets	3,532,485	192,713	-	5,533,405	9,258,603	0.24%

Financial Liabilities		-	-
Trade and other payables	-	-	-	(2,069,604)	(2,069,604)
Lease liabilities	-	(32,879)	(868)	-	(33,747)

Total Financial Liabilities	-	(32,879)	(868)	(2,069,604)	(2,103,351)

Schedule of Company's liquidity reserve on the basis of expected cash flows
	Maturities of Financial Liabilities

2021	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	(2,502,509)	-	-	(2,502,509)	(2,502,509)
Lease liabilities	(27,746)	-	(37,903)	(65,649)	(65,649)
Total	(2,530,255)	-	(37,903)	(2,568,158)	(2,568,158)

2020	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	(2,069,604)	-	-	(2,069,604)	(2,069,604)
Lease liabilities	(16,440)	(16,439)	(868)	(33,747)	(33,747)
Total	(2,086,044)	(16,439)	(868)	(2,103,351)	(2,103,351)